Income taxes (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Credit Carryforward, Amount	$ 18,398	$ 16,994
Operating Loss Carryforwards	253,493	223,538
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	26.50%	28.50%
Canada Loss Carryforwards [Member]
Operating Loss Carryforwards	170,515
United States Loss Carryforwards [Member]
Operating Loss Carryforwards	44,555
Switzerland Loss Carryforwards [Member]
Operating Loss Carryforwards	38,362
United Kingdom Loss Carryforwards [Member]
Operating Loss Carryforwards	$ 61